Equity - Schedule of Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total Warrants
Outstanding at the beginning	3,075,470
Issued	6,193,449
Assumed	3,586,250
Exercised	(3,330,956)
Forfeited	(218,423)
Outstanding at the end	9,305,790	3,075,470
Weighted Average Remaining Term
Outstanding	3 years 7 months 13 days	4 years 4 months 2 days
Issued (in years)	1 year 10 months 24 days
Assumed (in years)	5 years
Exercised (in years)	0 years
Forfeited (in years)	0 years
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 1.09
Issued (in dollars per share)	4.62
Exercised (in dollars per share)	(3.19)
Forfeited (in dollars per share)	(1.53)
Assumed (in dollars per share)	(11.50)
Outstanding at the end (in dollars per share)	$ 9.09	$ 1.09
Aggregate Intrinsic Value
Outstanding at the beginning (in dollars)	$ 150,956
Issued (in dollars)	115,941
Assumed (in dollars)	45,725
Exercised (in dollars)	(67,412)
Forfeited (in dollars)	(1,501)
Outstanding at the end (in dollars)	$ 4,942	$ 150,956
Public Warrants
Total Warrants
Outstanding at the end	3,450,000
Weighted Average Exercise Price
Outstanding at the end (in dollars per share)	$ 11.50
Placement Warrants
Total Warrants
Outstanding at the end	136,250
As previously reported
Total Warrants
Outstanding at the beginning	620,055
Outstanding at the end		620,055
Weighted Average Remaining Term
Outstanding		11 years 29 days
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 14.61
Outstanding at the end (in dollars per share)		$ 14.61
Aggregate Intrinsic Value
Outstanding at the beginning (in dollars)	$ 22,128
Outstanding at the end (in dollars)		$ 22,128
Retroactive application of reverse recapitalization
Total Warrants
Outstanding at the beginning	2,455,415
Outstanding at the end		2,455,415
Weighted Average Remaining Term
Outstanding		0 years
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ (13.53)
Outstanding at the end (in dollars per share)		$ (13.53)
Aggregate Intrinsic Value
Outstanding at the beginning (in dollars)	$ 0
Outstanding at the end (in dollars)		$ 0